UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2014

Item 1. Schedule of Investments.

Capital Innovations Global Agri, Timber, Infrastructure Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.0%
	AGRIBUSINESS – 27.2%
	AGRICULTURE – 4.8%
10,828	Adecoagro S.A.* 1	$102,325
6,954	Archer-Daniels-Midland Co.	346,726
3,671	Bunge Ltd.1	310,750
		759,801
	CHEMICALS – 12.9%
1,686	Agrium, Inc.1	159,546
1,470	CF Industries Holdings, Inc.	378,775
6,220	CVR Partners LP	95,290
3,401	EI du Pont de Nemours & Co.	224,840
2,691	Monsanto Co.	311,214
4,446	Mosaic Co.	212,341
9,105	Potash Corp. of Saskatchewan, Inc.1	320,132
3,159	Syngenta A.G. - ADR1	227,796
724	Terra Nitrogen Co. LP	107,695
		2,037,629
	ENERGY-ALTERNATE SOURCES – 1.2%
19,960	Solazyme, Inc.*	187,225

	FOOD – 6.7%
7,310	BRF - Brasil Foods S.A. - ADR1	194,885
2,730	Calavo Growers, Inc.	106,333
11,711	Cosan Ltd.1	169,809
2,117	Ingredion, Inc.	168,852
5,310	Nestle S.A. - ADR1	411,897
		1,051,776
	PHARMACEUTICALS – 1.6%
2,275	Mead Johnson Nutrition Co.	217,490
7,529	Synutra International, Inc.*	42,690
		260,180
		4,296,611
	INFRASTRUCTURE – 41.7%
	CHEMICALS – 3.3%
3,421	Rayonier Advanced Materials, Inc.	113,611
4,181	Sasol Ltd. - ADR1	244,923
6,000	Sociedad Quimica y Minera de Chile S.A. - ADR1	164,280
		522,814
	ENGINEERING & CONSTRUCTION – 1.4%
1,697	Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR1	218,031

	ENVIRONMENTAL CONTROL – 1.5%
5,072	Waste Management, Inc.	238,232

Capital Innovations Global Agri, Timber, Infrastructure Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INFRASTRUCTURE (Continued)
	GAS – 1.8%
3,715	National Grid PLC - ADR1	$277,659

	OIL & GAS – 8.0%
2,795	Anadarko Petroleum Corp.	314,968
1,527	CNOOC Ltd. - ADR1	305,553
1,310	Ecopetrol S.A. - ADR1	45,300
4,500	Lukoil OAO - ADR1	249,795
464	Seventy Seven Energy, Inc.*	10,890
3,914	Total S.A. - ADR1	258,167
1,918	Transocean Ltd.1	74,131
		1,258,804
	PIPELINES – 11.8%
2,820	Enbridge, Inc.1	140,577
2,400	Energy Transfer Equity LP	145,560
8,838	EnLink Midstream Partners LP	273,890
3,440	Enterprise Products Partners LP	139,767
2,710	Genesis Energy LP	150,947
1,700	Kinder Morgan Energy Partners LP	163,846
3,165	MarkWest Energy Partners LP	252,345
1,854	Plains All American Pipeline LP	111,110
1,000	Tesoro Logistics LP	70,280
3,133	TransCanada Corp.1	168,493
4,221	Williams Cos., Inc.	250,896
		1,867,711
	REITS – 1.0%
1,626	American Tower Corp.	160,324

	TELECOMMUNICATIONS – 10.3%
5,845	China Mobile Ltd. - ADR1	364,027
4,897	Chunghwa Telecom Co., Ltd. - ADR1	152,884
13,068	KT Corp. - ADR1	223,463
4,140	MTN Group Ltd. - ADR1	94,309
3,750	Nippon Telegraph & Telephone Corp. - ADR1	126,150
12,703	Orange S.A. - ADR1	192,832
1,597	SBA Communications Corp. - Class A*	176,133
12,420	Telefonica S.A. - ADR1	196,857
2,980	Vodafone Group PLC - ADR1	102,333
		1,628,988
	TRANSPORTATION – 2.0%
5,200	Guangshen Railway Co., Ltd. - ADR1	104,936
10,281	Navios Maritime Partners LP1	202,536
		307,472

Capital Innovations Global Agri, Timber, Infrastructure Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INFRASTRUCTURE (Continued)
	TRUCKING & LEASING – 0.6%
2,310	TAL International Group, Inc.	$102,102
		6,582,137
	TIMBER – 29.1%
	BUILDING MATERIALS – 2.6%
19,069	Louisiana-Pacific Corp.*	272,115
2,856	Universal Forest Products, Inc.	135,231
		407,346
	FOREST PRODUCTS & PAPER – 13.0%
1,813	Deltic Timber Corp.	120,093
5,540	Domtar Corp.	206,587
10,763	Fibria Celulose S.A. - ADR* 1	111,505
9,100	Interfor Corp.*	139,266
6,816	International Paper Co.	330,235
12,100	KapStone Paper and Packaging Corp.*	371,954
5,328	MeadWestvaco Corp.	229,104
4,113	PH Glatfelter Co.	102,537
535	Pope Resources, Inc. LP	35,877
130	Veritiv Corp.*	5,788
7,750	West Fraser Timber Co., Ltd.	392,382
		2,045,328
	PACKAGING & CONTAINERS – 5.8%
4,257	Greif, Inc. - Class A	203,868
5,045	Packaging Corp. of America	343,009
7,512	Rock-Tenn Co. - Class A	369,290
		916,167
	REITS – 7.7%
8,653	Plum Creek Timber Co., Inc.	351,571
6,830	Potlatch Corp.	291,505
5,763	Rayonier, Inc.	197,498
11,082	Weyerhaeuser Co.	376,234
		1,216,808
		4,585,649
	TOTAL COMMON STOCKS (Cost $13,830,198)	15,464,397

Capital Innovations Global Agri, Timber, Infrastructure Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2014 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 1.6%
$251,668	UMB Money Market Fiduciary, 0.01%2	$251,668

	TOTAL SHORT-TERM INVESTMENTS (Cost $251,668)	251,668

	TOTAL INVESTMENTS – 99.6% (Cost $14,081,866)	15,716,065
	Other Assets in Excess of Liabilities – 0.4%	69,970

	TOTAL NET ASSETS – 100.0%	$15,786,035

ADR – American Depository Receipt
LP – Limited Partnership
PLC – Public Limited Company

*	Non-income producing security.
1	Foreign security denominated in U.S. Dollars.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Capital Innovations Global Agri, Timber, Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

Note 1 – Organization
The Capital Innovations Global Agri, Timber, Infrastructure Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to maximum total return through growth of capital, and secondarily seeks to provide current income to shareholders.  The Fund currently offers three classes of shares: Class A, Class C, and Institutional Class and commenced operations on September 28, 2012.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

Capital Innovations Global Agri, Timber, Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
August 31, 2014 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.  At August 31, 2014, the Fund did not have any forward contracts outstanding.

Note 3 – Federal Income Taxes
At August 31, 2014, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Capital Innovations Global Agri, Timber, Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
August 31, 2014 (Unaudited)

Cost of investments	$14,081,866
Gross unrealized appreciation	$2,227,233
Gross unrealized depreciation	(593,034)
Net unrealized appreciation on investments and foreign currency translations	$1,634,199

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of August 31, 2014, in valuing the Fund’s assets carried at fair value:

Capital Innovations Global Agri, Timber, Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
August 31, 2014 (Unaudited)

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$15,464,397	$-	$-	$15,464,397
Short-Term Investments	251,668	-	-	251,668
Total Investments	$15,716,065	$-	$-	$15,716,065

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	10/30/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	10/30/14

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	10/30/14